Business segment information - Summary of Sales and Operating Revenue to External Customers by Product Category (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Sales:
Total sales	¥ 12,479,620	¥ 12,034,917	¥ 11,260,037
All Other [member]
Sales:
Total sales	89,072	96,333	89,370
All Other [member] | Customer [member]
Sales:
Total sales	74,564	82,477	75,784
Operating segments [member] | Game & Network Services [member]
Sales:
Total sales	4,685,651	4,670,044	4,267,734
Operating segments [member] | Game & Network Services [member] | Customer [member]
Sales:
Total sales	4,570,053	4,543,571	4,172,994
Operating segments [member] | Game & Network Services [member] | Customer [member] | Digital Software and Add-on Content [member]
Sales:
Total sales	2,415,305	2,290,498	1,934,586
Operating segments [member] | Game & Network Services [member] | Customer [member] | Network Services [member]
Sales:
Total sales	763,126	669,873	545,537
Operating segments [member] | Game & Network Services [member] | Customer [member] | Hardware and Others [member]
Sales:
Total sales	1,391,622	1,583,200	1,692,871
Operating segments [member] | Music [member]
Sales:
Total sales	2,120,110	1,842,604	1,618,958
Operating segments [member] | Music [member] | Customer [member]
Sales:
Total sales	2,090,534	1,820,263	1,594,955
Operating segments [member] | Music [member] | Customer [member] | Recorded Music – Streaming [member]
Sales:
Total sales	852,672	788,772	709,453
Operating segments [member] | Music [member] | Customer [member] | Recorded Music – Others [member]
Sales:
Total sales	492,656	407,260	356,646
Operating segments [member] | Music [member] | Customer [member] | Music Publishing [member]
Sales:
Total sales	419,864	379,812	326,727
Operating segments [member] | Music [member] | Customer [member] | Visual Media and Platform [member]
Sales:
Total sales	325,342	244,419	202,129
Operating segments [member] | Pictures [member]
Sales:
Total sales	1,499,290	1,505,944	1,493,050
Operating segments [member] | Pictures [member] | Customer [member]
Sales:
Total sales	1,486,296	1,498,534	1,486,717
Operating segments [member] | Pictures [member] | Customer [member] | Motion Pictures [member]
Sales:
Total sales	495,655	610,313	542,044
Operating segments [member] | Pictures [member] | Customer [member] | Television Productions [member]
Sales:
Total sales	512,372	459,281	551,035
Operating segments [member] | Pictures [member] | Customer [member] | Media Networks [member]
Sales:
Total sales	478,269	428,940	393,638
Operating segments [member] | Entertainment, Technology & Services [member]
Sales:
Total sales	2,260,532	2,409,275	2,453,718
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member]
Sales:
Total sales	2,184,815	2,362,838	2,414,946
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Imaging [Member]
Sales:
Total sales	722,465	737,639	714,492
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Sound [Member]
Sales:
Total sales	278,846	290,538	295,592
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Network Services [member]
Sales:
Total sales	188,308	179,704	179,200
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Displays [Member]
Sales:
Total sales	476,305	597,777	662,179
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Other [member]
Sales:
Total sales	518,891	557,180	563,483
Operating segments [member] | Imaging & Sensing Solutions [member]
Sales:
Total sales	2,151,533	1,799,005	1,602,738
Operating segments [member] | Imaging & Sensing Solutions [member] | Customer [member]
Sales:
Total sales	2,059,020	1,712,534	1,503,906
Corporate [member]
Sales:
Total sales	¥ 14,338	¥ 14,700	¥ 10,735